MASSMUTUAL SELECT FUNDS

Supplement dated January 14, 2015 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective January 12, 2015, Invesco Advisers, Inc. ("Invesco") replaced EARNEST Partners, LLC ("Earnest Partners") as a co-subadviser to the Small Company Value Fund.

Effective January 12, 2015, the following information replaces the information found under Principal Investment Strategies on pages 62-63 for the Small Company Value Fund:

The Fund invests primarily in equity securities that the subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2014, between $4 million and $5.95 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. The Fund generally will not invest more than 20% of its total assets in foreign securities. The Fund may invest in real estate investment trusts ("REITs") and exchange-traded funds. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, Federated Clover Investment Advisors ("Federated Clover"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), and Invesco Advisers, Inc. ("Invesco"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify undervalued companies. A subadviser may consider selling a security for the Fund if, for example, in its judgment, the security has reached its target price, has failed to perform as expected and the security's investment thesis is no longer intact, or other opportunities appear more attractive.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE